UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund
BlackRock Short Obligations Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds
SM
, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
January 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Liquid Environmentally Aware Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities (MSCI
Europe, Australasia, Far
East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Money Market Overview
For the Six-Month Period Ended January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
4
During the period, economic conditions moderated in the United States throughout the second half of 2023. The unemployment rate ticked up, reaching 3.9% in October 2023 before falling to end the year at 3.7%. After reaching a recent low of 3.0% in June 2023, headline consumer price index (“CPI”) increased slightly to 3.1% by January 2024.
During the second two quarters of 2023, markets were highly focused on absorbing record levels of supply. Following the passage of the U.S. Debt Ceiling resolution, over $2.4 trillion of T-bill supply came to market, with expectations of additional, robust supply in Q1 2024. After increasing the range of the Federal Funds target rate to
5.25%-5.50% at the July 2023 Federal Open Market Committee (the “FOMC”, or “Committee”) meeting, the Fed left interest rates unchanged as inflation showed signs of moderation. In a statement released in conjunction with the meeting, the Committee reiterated that inflation “remains elevated” while again acknowledging that it has “eased over the past year.” The statement was also modified to recognize the “solid pace” of economic growth.
In a notable change in our view, the statement was also updated to acknowledge that the FOMC “does not expect it will be appropriate to reduce the target range until it has gained greater confidence that inflation is moving sustainably toward” its 2% target. The Committee also revised its outlook for future interest rate actions, noting “any adjustments” to the federal funds target range would be based on an evaluation of “incoming data, the evolving outlook, and the balance of risks.” The FOMC again noted it will continue reducing its holdings of Treasury securities, agency debt and agency mortgage-backed securities as delineated in its Plans for Reducing the Size of the Federal
Reserve’s Balance Sheet released in conjunction with the May 4, 2022 FOMC meeting.
Daily reverse repurchase agreement (“RRP”) utilization decreased as front-end rates moderated. Fed RRP balances were expected to continue to drain into 2024 as investors who favored overnight repo as an alternative to short-dated government securities rotated into new Treasury supply and dealer repo rates remained more attractive, in our opinion. Throughout the period, daily utilization of the Fed’s RRP averaged ~$1.15 trillion, by the end of January 2024, the RRP facility held a balance of only $615 billion.
The Secured Overnight Financing Rate (“SOFR”)—a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities— remained rangebound as the Fed appeared to have reached the end of the hiking cycle. SOFR closed January 2024 at 5.32% and averaged 5.31% for the term.
In the money markets, spreads tightened further as measured by the 3-month Bloomberg Short Term Bank Yield Index to Overnight Indexed Swap (“BSBY-OIS”) spread, which averaged 0.15% during the period. 3-month BSBY-OIS started August 2023 at 0.14% and ended January 2024 at 0.10%.
Year-over-year, assets of industry-wide money market mutual funds (“MMF”s) grew by a record breaking $1.21 trillion. Assets of government, prime, and municipal MMFs grew $936 billion, $265 billion, and $6 billion, respectively, for the 12-month period ended January 31, 2024.
In setting strategy for the remainder of the year, we will seek opportunities to increase our holdings of longer-term fixed rate investments as we see the Fed as nearing the end of their hiking cycle. The high likelihood of the Fed maintaining rates at higher levels for a longer period of time would also indicate floaters indexed to SOFR still command focus.

Fund Information
as of January 31, 2024

Fund Information
BlackRock Liquid Environmentally Aware Fund
Investment Objective
BlackRock Liquid Environmentally Aware Fund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and preservation of capital while giving consideration to select environmental criteria.
Expense Example
Fund Information
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,027.50 $ 1.02 $ 1,000.00 $ 1,024.13 $ 1.02 0.20%
Bancroft Capital ............................ 1,000.00 1,027.50 1.02 1,000.00 1,024.13 1.02 0.20
Cabrera Capital Markets ...................... 1,000.00 1,027.50 1.02 1,000.00 1,024.13 1.02 0.20
Direct ................................... 1,000.00 1,027.80 0.71 1,000.00 1,024.43 0.71 0.14
Great Pacific .............................. 1,000.00 1,027.50 1.02 1,000.00 1,024.13 1.02 0.20
Mischler Financial Group ...................... 1,000.00 1,027.40 1.02 1,000.00 1,024.13 1.02 0.20
Penserra ................................. 1,000.00 1,027.50 1.02 1,000.00 1,024.13 1.02 0.20
Investor A ................................ 1,000.00 1,026.10 2.29 1,000.00 1,022.87 2.29 0.45
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).
CURRENT SEVEN-DAY YIELDS
7-Day
SEC Yields
7-Day
Yields
Institutional .............................. 5.34% 5.34%
Bancroft Capital ........................... 5.33 5.33
Cabrera Capital Markets ..................... 5.34 5.34
Direct .................................. 5.40 5.40
Great Pacific ............................. 5.34 5.34
Mischler Financial Group ..................... 5.34 5.34
Penserra ............................... 5.34 5.33
Investor A ............................... 5.09 5.09
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not an indication of future results.
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Commercial Paper ................................... 38.2%
Repurchase Agreements ............................... 29.4
Certificates of Deposit ................................. 14.6
Time Deposits ...................................... 9. 2
Municipal Bonds .................................... 1.1
U.S. Government Sponsored Agency Obligations .............. 0. 7
U.S. Treasury Obligations .............................. 0.4
Corporate Bonds .................................... 0.2
Other Assets Less Liabilities ............................ 6.2

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Liquid Environmentally Aware Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Certificates of Deposit
Domestic — 3.1%
Bank of America NA
5.44%, 02/06/24 .................. USD 3,678 $ 3,677,323
5.90%, 05/14/24 .................. 3,000 3,002,813
6.00%, 08/21/24 .................. 3,000 3,009,381
5.75%, 11/14/24 .................. 6,000 6,023,101
Citibank NA
5.80%, 02/26/24 - 03/18/24 ........... 7,450 7,451,659
5.89%, 05/10/24 .................. 3,000 3,003,022
5.92%, 06/20/24 .................. 7,000 7,011,144
33,178,443
Yankee — 11.5%
(a)
Bank of Montreal, Chicago
5.82%, 05/28/24 .................. 1,000 1,000,703
5.60%, 11/29/24 .................. 5,000 5,017,849
Bank of Nova Scotia (The), Houston, (1-day
SOFR + 0.47%), 5.78%, 06/03/24
(b)
..... 6,000 6,003,726
Barclays Bank plc, New York, 5.57%, 06/20/24 3,000 3,001,823
BNP Paribas SA, New York
5.72%, 08/19/24 .................. 3,000 3,006,102
5.23%, 12/18/24 .................. 4,000 4,002,828
Canadian Imperial Bank of Commerce, New
York
5.40%, 02/08/24 .................. 3,000 2,999,902
5.60%, 03/04/24 .................. 4,000 3,999,696
5.90%, 06/13/24 .................. 6,650 6,659,060
Commonwealth Bank of Australia, New York,
5.70%, 11/27/24 .................. 6,500 6,530,853
Credit Agricole Corporate & Investment Bank
SA, New York, 5.69%, 05/21/24 ........ 7,000 7,005,271
Credit Industriel et Commercial, New York
(1-day SOFR + 0.37%), 5.68%, 04/08/24
(b)
. 5,000 5,002,302
5.46%, 06/17/24 .................. 5,000 5,001,622
Mizuho Bank Ltd., New York, (1-day SOFR +
0.41%), 5.72%, 02/20/24
(b)
........... 8,000 8,001,420
MUFG Bank Ltd., New York, 5.71%, 05/28/24 . 2,500 2,501,592
Nordea Bank Abp, New York
5.15%, 02/02/24 .................. 7,000 6,999,830
(1-day SOFR + 0.52%), 5.83%, 04/18/24
(b)
. 7,000 7,006,077
Sumitomo Mitsui Trust Bank Ltd., New York
5.42%, 04/26/24 .................. 11,500 11,499,845
(1-day SOFR + 0.27%), 5.58%, 07/08/24
(b)
. 6,500 6,503,108
(1-day SOFR + 0.21%), 5.52%, 07/22/24
(b)
. 6,000 6,001,014
(1-day SOFR + 0.18%), 5.49%, 08/01/24
(b)
. 6,000 5,999,906
Toronto-Dominion Bank (The), New York
5.82%, 05/24/24 .................. 5,000 5,002,525
6.00%, 10/02/24 .................. 2,000 2,009,519
Westpac Banking Corp., New York
(b)
(1-day SOFR + 0.59%), 5.90%, 05/22/24 .. 4,000 4,006,018
(1-day SOFR + 0.30%), 5.61%, 01/31/25 .. 1,000 999,599
125,762,190
Total Certificates of Deposit — 14.6%
(Cost: $158,778,385) .............................. 158,940,633
Commercial Paper
Alinghi Funding Co. LLC
(c)
5.50%, 03/28/24 .................. 6,000 5,948,928
5.44%, 06/12/24
(d)
................. 6,500 6,373,645
5.44%, 06/18/24
(d)
................. 3,500 3,428,964
Aquitaine Funding Co. LLC
(c)
5.43%, 02/01/24
(d)
................. 5,000 4,999,257
5.47%, 02/16/24 .................. 10,000 9,976,064
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.50%, 02/23/24 .................. USD 14,000 $ 13,951,682
5.53%, 03/04/24
(d)
................. 5,000 4,975,112
Australia & New Zealand Banking Group Ltd.
(d)
(1-day SOFR + 0.50%), 5.81%, 04/02/24
(b)
2,500 2,501,688
5.28%, 08/29/24
(c)
................. 6,500 6,306,763
Bank of Montreal
(c)
5.46%, 04/03/24 .................. 3,000 2,972,002
5.16%, 11/07/24 .................. 8,500 8,172,505
Barclays Bank plc, 5.35%
,
02/01/24
(c)(d)
..... 10,000 9,998,534
Barton Capital SA, 5.50%
,
03/20/24
(c)(d)
..... 6,840 6,789,869
BNZ International Funding Ltd., 5.46%
,
03/13/24
(c)(d)
..................... 7,000 6,955,998
BPCE SA, 5.40%
,
02/07/24
(c)(d)
........... 8,000 7,991,729
Britannia Funding Co. LLC
(d)
5.45%, 02/16/24
(c)
................. 17,000 16,959,523
5.47%, 02/21/24
(c)
................. 4,500 4,485,893
5.47%, 02/22/24
(c)
................. 2,000 1,993,428
(1-day SOFR + 0.20%), 5.51%, 04/25/24
(b)
3,000 3,000,013
Caisse d'Amortissement de la Dette Sociale,
5.43%
,
02/26/24
(c)(d)
................ 15,000 14,942,261
Citigroup Global Markets, Inc., 5.58%
,
03/22/24
(c)
...................... 6,000 5,953,352
Columbia Funding Co. LLC
(c)(d)
5.40%, 02/01/24 .................. 7,500 7,498,891
5.55%, 04/16/24 .................. 12,000 11,862,829
Commonwealth Bank of Australia, 5.40%
,
02/16/24
(d)
...................... 13,000 12,998,723
DNB Bank ASA
(c)(d)
5.38%, 05/28/24 .................. 7,000 6,880,426
5.36%, 06/13/24 .................. 5,000 4,903,525
5.36%, 07/30/24 .................. 3,000 2,922,312
5.07%, 01/22/25 .................. 4,000 3,807,326
FMS Wertmanagement
(c)
5.44%, 05/02/24 .................. 2,000 1,972,936
5.44%, 05/03/24 .................. 2,000 1,972,655
HAT Holdings I LLC
(c)
5.47%, 02/06/24 .................. 6,500 6,494,164
5.47%, 02/09/24 .................. 5,000 4,993,260
5.51%, 02/29/24 .................. 10,000 9,956,427
Hydro-Quebec
(c)
5.34%, 02/05/24
(d)
................. 10,000 9,992,685
5.41%, 03/01/24 .................. 9,000 8,960,175
5.42%, 03/13/24
(d)
................. 10,425 10,360,368
ING US Funding LLC
(c)(d)
5.45%, 06/14/24 .................. 6,000 5,881,425
5.33%, 09/03/24 .................. 3,000 2,907,872
Kreditanstalt fuer Wiederaufbau, 5.39%
,
05/02/24
(c)(d)
..................... 5,000 4,932,940
Mackinac Funding Co. LLC
(c)
5.49%, 03/06/24 .................. 8,000 7,958,130
5.46%, 06/07/24
(d)
................. 7,000 6,868,386
Macquarie Bank Ltd.
5.47%, 02/12/24
(c)(d)
................ 3,000 2,994,616
(1-day SOFR + 0.38%), 5.69%, 02/16/24
(b)(d)
9,000 9,001,148
5.50%, 03/01/24
(c)(d)
................ 10,000 9,955,000
5.67%, 04/08/24
(c)
................. 2,580 2,553,054
5.66%, 04/12/24
(c)(d)
................ 5,500 5,439,236
5.66%, 04/18/24
(c)(d)
................ 4,000 3,952,195
5.41%, 08/01/24
(c)(d)
................ 2,000 1,947,167
5.38%, 08/28/24
(c)
................. 3,500 3,394,507
National Australia Bank Ltd.
(d)
5.35%, 02/01/24
(c)
................. 3,000 2,999,560
(1-day SOFR + 0.48%), 5.79%, 02/02/24
(b)
7,000 7,000,146
(1-day SOFR + 0.50%), 5.81%, 04/12/24
(b)
3,000 3,002,406

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Liquid Environmentally Aware Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.53%, 04/15/24
(c)
................. USD 6,500 $ 6,426,943
(1-day SOFR + 0.35%), 5.66%, 04/19/24
(b)
6,000 6,003,388
5.19%, 10/04/24
(c)
................. 6,000 5,793,769
Natixis SA, 5.38%
,
02/07/24
(c)
........... 5,000 4,994,842
Province of British Columbia, 5.47%
,
04/10/24
(c)
5,650 5,591,371
Royal Bank of Canada
(b)(d)
(1-day SOFR + 0.60%), 5.91%, 05/23/24 . 7,000 7,010,333
(1-day SOFR + 0.35%), 5.66%, 01/21/25 . 2,000 2,000,023
Swedbank AB, 5.39%
,
03/14/24
(c)
......... 4,000 3,974,742
UBS AG, 5.55%
,
05/31/24
(c)
............. 4,000 3,927,733
Versailles Commercial Paper LLC, 5.49%
,
05/15/24
(c)(d)
..................... 8,000 7,875,587
Victory Receivables Corp., 5.42%
,
02/09/24
(c)(d)
6,869 6,859,832
Westpac Banking Corp.
(1-day SOFR + 0.50%), 5.81%, 04/19/24
(b)(d)
4,000 4,003,411
(1-day SOFR + 0.52%), 5.83%, 04/19/24
(b)(d)
3,500 3,503,139
(1-day SOFR + 0.47%), 5.78%, 07/22/24
(b)(d)
6,000 6,010,551
5.12%, 11/07/24
(c)
................. 3,500 3,365,211
5.11%, 11/14/24
(c)(d)
................ 4,750 4,562,835
Total Commercial Paper — 38.2%
(Cost: $416,798,854) .............................. 416,945,410
Corporate Bonds
Consumer Finance — 0.2%
Toyota Motor Credit Corp., (1-day SOFR +
0.38%), 5.71%, 02/22/24
(b)
........... 2,270 2,270,149
Total Corporate Bonds — 0.2%
(Cost: $2,270,000) ............................... 2,270,149
Municipal Bonds
Colorado — 0.9%
(e)
Colorado Housing & Finance Authority , Series
2021C-2, RB , VRDN (Federal Home Loan
Bank SBPA) , 5.35%, 02/07/24 ......... 4,935 4,935,000
Colorado Housing & Finance Authority , Series
2021M-2, RB , VRDN (Barclays Bank plc
SBPA) , 5.37%, 02/07/24 ............. 5,370 5,370,000
10,305,000
Other — 0.2%
Mizuho Floater/Residual Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States , Series 2020-MIZ9043, RB , VRDN
(Mizuho Bank Ltd. LOC) , 5.43%, 02/07/24
(d)
(e)(f)
........................... 1,770 1,770,000
Total Municipal Bonds — 1.1%
(Cost: $12,075,000) ............................... 12,075,000
Security
Par (000)
Pa r (000) Value
Time Deposits
Canadian Imperial Bank of Commerce,
5.31%, 02/01/24 .................. USD 10,000 $ 10,000,000
Credit Agricole Corporate & Investment Bank
SA, 5.30%, 02/01/24 ............... 8,772 8,772,000
Royal Bank of Canada, 5.32%, 02/01/24 .... 31,000 31,000,000
Skandinaviska Enskilda Banken AB,
5.32%, 02/01/24 .................. 35,000 35,000,000
Svenska Handelsbanken AB, 5.31%, 02/01/24 15,000 15,000,000
Total Time Deposits — 9.1%
(Cost: $99,772,000) ............................... 99,772,000
U.S. Government Sponsored Agency Obligations
Agency Obligations — 0.8%
United States International Development
Finance Corp. Variable Rate Notes
(3-mo. Treasury Bill Rate + 0.00%),
5.51% ,  02/07/24
(b)
............... 8,065 8,065,476
Total U.S. Government Sponsored Agency Obligations — 0.8%
(Cost: $8,065,476) ............................... 8,065,476
U.S. Treasury Obligations
U.S. Treasury Bills , 4.84%, 10/03/24
(c)
...... 3,500 3,388,713
U.S. Treasury Notes , (US Treasury 3 Month
Bill Money Market Yield + 0.17%),
5.46%, 04/30/25
(b)
................. 1,000 999,730
Total U.S. Treasury Obligations — 0.4%
(Cost: $4,380,146) ............................... 4,388,443
Total Repurchase Agreements — 29.4%
(Cost: $320,500,000) .............................. 320,500,000
Total Investments — 93.8%
(Cost: $1,022,639,861 )
(g)
........................... 1,022,957,111
Other Assets Less Liabilities — 6.2% .................... 68,074,494
Net Assets — 100.0% ...............................
$ 1,091,031,605

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Liquid Environmentally Aware Fund
8
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Issuer is a U.S. branch of a foreign domiciled bank.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Rates are the current rate or a range of current rates as of period end.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(g)
Cost for U.S. federal income tax purposes.
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds
Including Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5.32% 01/31/24 02/01/24 $ 10,000 $ 10,000,000 $ 10,001,478
U.S. Government
Sponsored Agency
Obligations, 0.02% to
3.50%, due 01/20/38 to
02/20/70 ......... $ 456,482,191 $ 10,500,000
– –
BMO Capital Markets
Corp. .......... 5.32 01/31/24 02/01/24 120,000 120,000,000 120,017,733
U.S. Government
Sponsored Agency
Obligations, 0.00% to
7.00%, due 02/25/24 to
03/20/73 ......... 3,584,905,109 126,000,058
– –
Citigroup Global Markets,
Inc. ........... 5.32 01/31/24 02/01/24 75,000 75,000,000 75,011,083
U.S. Government
Sponsored Agency
Obligations, 0.50% to
7.13%, due 02/05/24 to
04/24/34 ......... 77,225,000 76,500,353
– –
Goldman Sachs & Co.
LLC ........... 5.32 01/31/24 02/01/24 105,500 105,500,000 105,515,591
U.S. Treasury
Obligations, 0.50% to
5.49%, due 01/31/25 to
05/15/41 ......... 107,994,400 107,610,091
– –
JP Morgan Securities
LLC ........... 5.32 01/31/24 02/01/24 10,000 10,000,000 10,001,478
U.S. Government
Sponsored Agency
Obligation, 5.50%, due
01/20/54 ......... 10,108,586 10,200,001
– –
$ 320,500,000 $ 330,810,503
– –
Level 1 Level 2 Level 3 Total
Assets
Investments
Short-Term Securities
Certificates of Deposit ..................................... $ — $ 158,940,633 $ — $ 158,940,633
Commercial Paper ....................................... — 416,945,410 — 416,945,410
Corporate Bonds ........................................ — 2,270,149 — 2,270,149
Municipal Bonds ......................................... — 12,075,000 — 12,075,000
Repurchase Agreements ................................... — 320,500,000 — 320,500,000
Time Deposits .......................................... — 99,772,000 — 99,772,000
U.S. Government Sponsored Agency Obligations ................... — 8,065,476 — 8,065,476
U.S. Treasury Obligations ................................... — 4,388,443 — 4,388,443
$ — $ 1,022,957,111 $ — $ 1,022,957,111

Statement of Assets and Liabilities
(unaudited)

January 31, 2024
9
Financial Statements
See notes to financial statements.
BlackRock
Liquid
Environmentally
Aware Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 702,457,111
Cash ............................................................................................................. 64,405,692
Repurchase agreements, at value
(b)
......................................................................................... 320,500,000
Receivables: –
Capital shares sold ................................................................................................... 2,457,784
Interest — unaffiliated ................................................................................................. 3,695,324
From the Manager ................................................................................................... 46,479
Prepaid e xpenses ..................................................................................................... 97,871
Total a ssets .........................................................................................................
1,093,660,261
LIABILITIES
Payables: –
Administration fees ................................................................................................... 71,119
Capital shares redeemed ............................................................................................... 605,968
Income dividend distributions ............................................................................................ 1,565,673
Investment advisory fees .............................................................................................. 106,865
Trustees' and Officer's fees ............................................................................................. 3,395
Professional fees .................................................................................................... 98,305
Service fees ....................................................................................................... 213
Other accrued expenses ............................................................................................... 177,118
Total li abilities ........................................................................................................
2,628,656
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,091,031,605
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,090,686,776
Accumulated earnings .................................................................................................. 344,829
NET ASSETS ........................................................................................................
$ 1,091,031,605
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 702,139,861
(b)
  Repurchase agreements, at cost .................................................................................. $ 320,500,000

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
10
See notes to financial statements.
BlackRock Liquid
Environmentally
Aware Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 464,005,270
Shares outstanding ..................................................................................................
463,783,571
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Bancroft Capital
Net assets .........................................................................................................
$ 53,662
Shares outstanding ..................................................................................................
53,636
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Cabrera Capital Markets
Net assets .........................................................................................................
$ 185,267
Shares outstanding ..................................................................................................
185,177
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Direct
Net assets .........................................................................................................
$ 600,197,814
Shares outstanding ..................................................................................................
599,881,697
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Great Pacific
Net assets .........................................................................................................
$ 513,318
Shares outstanding ..................................................................................................
513,074
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Mischler Financial Group
Net assets .........................................................................................................
$ 25,169,906
Shares outstanding ..................................................................................................
25,156,520
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Penserra
Net assets .........................................................................................................
$ 53,671
Shares outstanding ..................................................................................................
53,645
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 852,697
Shares outstanding ..................................................................................................
852,260
Net asset value .....................................................................................................
$ 1.0005
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
(unaudited)

Six Months Ended January 31, 2024
11
Financial Statements
See notes to financial statements.
BlackRock
Liquid
Environmentally
Aware Fund
INVESTMENT INCOME
Interest — unaffiliated ................................................................................................. $ 35,573,849
Total investment income .................................................................................................
35,573,849
EXPENSES
Investment advisory .................................................................................................. 643,338
Administration — class specific .......................................................................................... 418,164
Registration ....................................................................................................... 83,450
Professional ....................................................................................................... 70,445
Printing and postage ................................................................................................. 48,302
Accounting services .................................................................................................. 39,304
Custodian ......................................................................................................... 16,249
Trustees and Officer .................................................................................................. 8,624
Service — class specific ............................................................................................... 1,152
Transfer agent — class specific .......................................................................................... 814
Miscellaneous ...................................................................................................... 31,572
Total expenses .......................................................................................................
1,361,414
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (295,809)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (814)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,064,791
Net investment income ..................................................................................................
34,509,058
REALIZED AND UNREALIZED GAIN (LOSS) $ 481,960
Net realized gain from investments ........................................................................................ 902
Net change in unrealized appreciation on investments ........................................................................... 481,057
Net realized and unrealized gain ...........................................................................................
481,959
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 34,991,017

Statements of Changes in Net Assets

2024
BlackRock Semi-Annual Report to Shareholders
12
See notes to financial statements.
BlackRock Liquid Environmentally Aware
Fund
Six Months Ended
01/31/24 (unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 34,509,058  $ 50,185,318
Net realized gain .................................................................................. 902  256
Net change in unrealized appreciation (depreciation) .......................................................... 481,057  490,138
Net increase in net assets resulting from operations ............................................................. 34,991,017  50,675,712
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (13,567,513) (18,216,907)
Bancroft Capital .................................................................................. (1,415) (2,085)
Cabrera Capital Markets ............................................................................ (4,885) (5,208)
Direct ......................................................................................... (20,224,368) (31,049,277)
Great Pacific .................................................................................... (13,534) (14,407)
Mischler Financial Group ............................................................................ (672,492) (861,956)
Penserra ...................................................................................... (1,416) (2,086)
Investor A ...................................................................................... (23,437) (33,430)
Decrease in net assets resulting from distributions to shareholders ................................................... (34,509,060) (50,185,356)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ........................................... (196,087,601) 184,636,825
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (195,605,644) 185,127,181
Beginning of period .................................................................................. 1,286,637,249  1,101,510,068
End of period ......................................................................................
$ 1,091,031,605  $ 1,286,637,249
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
2
BlackRock Liquid Environmentally Aware Fund
Institutional
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ...........
$ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
...................
0 .0268  0 .0430  0 .0032  0 .0005  0 .0116  0 .0072
Net realized and unrealized gain (loss) ..........
0 .0004  ( 0 .0018 )
(c)
( 0 .0008 ) ( 0 .0003 ) 0 .0021  0 .0002
Net increase from investment operations .......... 0.0272  0.0412  0.0024  0.0002  0.0137  0.0074
Distributions
(d)
– – – – – –
From net investment income ................
( 0 .0268 ) ( 0 .0408 ) ( 0 .0032 ) ( 0 .0006 ) ( 0 .0128 ) ( 0 .0073 )
From net realized gain .....................
—  —  —  ( 0 .0001 ) ( 0 .0000 )
(e)
—
Total distributions ......................... (0.0268) (0.0408) (0.0032) (0.0007) (0.0128) (0.0073)
Net asset value, end of period ................ $ 1.0005  $ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(f)
— — — — — —
Based on net asset value .................... 2.75%
(g)
4.20% 0.24% 0.02% 1.38% 0.75%
(g)
Ratios to Average Net Assets
Total expen ses ...........................
0.25%
(h)
0.25% 0.26% 0.24% 0.28% 0.30%
(h) (i)
Total expenses after fees waived and/or reimbursed ..
0.20%
(h)
0.20% 0.16% 0.17% 0.21% 0.19%
(h)
Net investment income .....................
5.33%
(h)
4.30% 0.32% 0.05% 1.16% 2.30%
(h)
Supplemental Data
Net assets, end of period (000) ................ $ 464,005  $ 495,968  $ 240,465  $ 322,578  $ 227,698  $ 65,788
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
(i)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.37%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
14
BlackRock Liquid Environmentally Aware Fund
Bancroft Capital
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Period from
10/29/21
(a)
to 07/31/22
Net asset value, beginning of period ........................................................
$ 1.0001  $ 0.9997  $ 1.0004
Net investment income
(b)
................................................................
0 .0268  0 .0409  0 .0030
Net realized and unrealized gain (loss) .......................................................
0 .0004  0 .0003  ( 0 .0006 )
Net increase from investment operations ....................................................... 0.0272  0.0412  0.0024
Distributions from net investment income
(c)
................................................... (0.0268) (0.0408) (0.0031)
Net asset value, end of period ............................................................. $ 1.0005  $ 1.0001  $ 0.9997
Total Return
(d)
— — —
Based on net asset value ................................................................. 2.75%
(e)
4.20% 0.24%
(e)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.30%
(f)
0.32% 0.32%
(f)
Total expenses after fees waived and/or reimbursed ...............................................
0.20%
(f)
0.20% 0.18%
(f)
Net investment income ..................................................................
5.33%
(f)
4.09% 0.40%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 54  $ 52  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
15
Financial Highlights
BlackRock Liquid Environmentally Aware Fund
Cabrera Capital Markets
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Period from
10/29/21
(a)
to 07/31/22
Net asset value, beginning of period ........................................................
$ 1.0001  $ 0.9997  $ 1.0004
Net investment income
(b)
................................................................
0 .0268  0 .0452  0 .0030
Net realized and unrealized gain (loss) .......................................................
0 .0004  ( 0 .0040 )
(c)
( 0 .0006 )
Net increase from investment operations ....................................................... 0.0272  0.0412  0.0024
Distributions from net investment income
(d)
................................................... (0.0268) (0.0408) (0.0031)
Net asset value, end of period ............................................................. $ 1.0005  $ 1.0001  $ 0.9997
Total Return
(e)
— — —
Based on net asset value ................................................................. 2.75%
(f)
4.20% 0.24%
(f)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.28%
(g)
0.28% 0.32%
(g)
Total expenses after fees waived and/or reimbursed ...............................................
0.20%
(g)
0.20% 0.18%
(g)
Net investment income ..................................................................
5.33%
(g)
4.52% 0.40%
(g)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 185  $ 180  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
16
BlackRock Liquid Environmentally Aware Fund
Direct
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ..........
$ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
..................
0 .0271  0 .0410  0 .0034  0 .0010  0 .0125  0 .0076
Net realized and unrealized gain (loss) .........
0 .0004  0 .0008  ( 0 .0007 ) ( 0 .0005 ) 0 .0021  0 .0001
Net increase from investment operations ......... 0.0275  0.0418  0.0027  0.0005  0.0146  0.0077
Distributions
(c)
– – – – – –
From net investment income ...............
( 0 .0271 ) ( 0 .0414 ) ( 0 .0035 ) ( 0 .0009 ) ( 0 .0137 ) ( 0 .0076 )
From net realized gain ....................
—  —  —  ( 0 .0001 ) ( 0 .0000 )
(d)
—
Total distributions ........................ (0.0271) (0.0414) (0.0035) (0.0010) (0.0137) (0.0076)
Net asset value, end of period ............... $ 1.0005  $ 1.0001  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(e)
— — — — — —
Based on net asset value ................... 2.78%
(f)
4.26% 0.27% 0.06% 1.47% 0.78%
(f)
Ratios to Average Net Assets
Total expen ses ..........................
0.19%
(g)
0.19% 0.19% 0.18% 0.19% 0.22%
(g) (h)
Total expenses after fees waived and/or reimbursed .
0.14%
(g)
0.14% 0.13% 0.14% 0.12% 0.09%
(g)
Net investment income ....................
5.39%
(g)
4.10% 0.34% 0.10% 1.25% 2.45%
(g)
Supplemental Data
Net assets, end of period (000) ............... $ 600,198  $ 763,959  $ 850,305  $ 893,026  $ 886,881  $ 333,890
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.00005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Annualized.
(h)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.29%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
17
Financial Highlights
BlackRock Liquid Environmentally Aware Fund
Great Pacific
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Period from
05/02/22
(a)
to 07/31/22
Net asset value, beginning of period ........................................................
$ 1.0001  $ 0.9996  $ 0.9996
Net investment income
(b)
................................................................
0 .0268  0 .0464  0 .0026
Net realized and unrealized gain (loss) .......................................................
0 .0004  ( 0 .0051 )
(c)
0 .0000
(d)
Net increase from investment operations ....................................................... 0.0272  0.0413  0.0026
Distributions from net investment income
(e)
................................................... (0.0268) (0.0408) (0.0026)
Net asset value, end of period ............................................................. $ 1.0005  $ 1.0001  $ 0.9996
Total Return
(f)
— — —
Based on net asset value ................................................................. 2.75%
(g)
4.21% 0.26%
(g)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.26%
(h)
0.27% 0.27%
(h)
Total expenses after fees waived and/or reimbursed ...............................................
0.20%
(h)
0.20% 0.20%
(h)
Net investment income ..................................................................
5.33%
(h)
4.64% 1.06%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 513  $ 500  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Amount is less than $0.00005 per share.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
18
BlackRock Liquid Environmentally Aware Fund
Mischler Financial Group
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Period from
05/20/21
(a)
to 07/31/21
Net asset value, beginning of period ........................................
$ 1.0002  $ 0.9997  $ 1.0005  $ 1.0005
Net investment income
(b)
................................................
0 .0268  0 .0442  0 .0027  0 .0000
(c)
Net realized and unrealized gain (loss) .......................................
0 .0003  ( 0 .0029 )
(d)
( 0 .0003 ) 0 .0000
(c) (d)
Net increase from investment operations ....................................... 0.0271  0.0413  0.0024  0.0000
Distributions from net investment income
(e)
................................... (0.0268) (0.0408) (0.0032) (0.0000)
(f)
Net asset value, end of period ............................................. $ 1.0005  $ 1.0002  $ 0.9997  $ 1.0005
Total Return
(g)
— — — —
Based on net asset value ................................................. 2.74%
(h)
4.21% 0.24% 0.00%
(h) (i)
Ratios to Average Net Assets
Total expen ses ........................................................
0.25%
(j)
0.25% 0.25% 0.26%
(j)
Total expenses after fees waived and/or reimbursed ...............................
0.20%
(j)
0.20% 0.17% 0.14%
(j)
Net investment income ..................................................
5.33%
(j)
4.42% 0.27% 0.02%
(j)
Supplemental Data
Net assets, end of period (000) ............................................. $ 25,170  $ 25,046  $ 10,023  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount is less than $0.00005 per share.
(d)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)
Amount is greater than $(0.00005) per share.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Amount is less than 0.005%.
(j)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Liquid Environmentally Aware Fund
Penserra
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Period from
01/21/22
(a)
to 07/31/22
Net asset value, beginning of period ........................................................
$ 1.0001  $ 0.9997  $ 1.0001
Net investment income
(b)
................................................................
0 .0268  0 .0409  0 .0030
Net realized and unrealized gain (loss) .......................................................
0 .0004  0 .0003  ( 0 .0004 )
Net increase from investment operations ....................................................... 0.0272  0.0412  0.0026
Distributions from net investment income
(c)
................................................... (0.0268) (0.0408) (0.0030)
Net asset value, end of period ............................................................. $ 1.0005  $ 1.0001  $ 0.9997
Total Return
(d)
— — —
Based on net asset value ................................................................. 2.75%
(e)
4.20% 0.26%
(e)
Ratios to Average Net Assets
Total expen ses ........................................................................
0.30%
(f)
0.33% 0.32%
(f)
Total expenses after fees waived and/or reimbursed ...............................................
0.20%
(f)
0.20% 0.19%
(f)
Net investment income ..................................................................
5.33%
(f)
4.09% 0.57%
(f)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 54  $ 52  $ 50
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
20
BlackRock Liquid Environmentally Aware Fund
Investor A
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Period from
04/08/19
(a)
to 07/31/19
Net asset value, beginning of period ..........
$ 1.0002  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001  $ 1.0000
Net investment income
(b)
..................
0 .0255  0 .0411  0 .0024  0 .0004  0 .0098  0 .0066
Net realized and unrealized gain (loss) .........
0 .0003  ( 0 .0023 )
(c)
( 0 .0008 ) ( 0 .0004 ) 0 .0015  0 .0001
Net increase from investment operations ......... 0.0258  0.0388  0.0016  0.0000  0.0113  0.0067
Distributions
(d)
– – – – – –
From net investment income ...............
( 0 .0255 ) ( 0 .0383 ) ( 0 .0024 ) ( 0 .0004 ) ( 0 .0104 ) ( 0 .0066 )
From net realized gain ....................
—  —  —  ( 0 .0001 ) ( 0 .0000 )
(e)
—
Total distributions ........................ (0.0255) (0.0383) (0.0024) (0.0005) (0.0104) (0.0066)
Net asset value, end of period ............... $ 1.0005  $ 1.0002  $ 0.9997  $ 1.0005  $ 1.0010  $ 1.0001
Total Return
(f)
— — — — — —
Based on net asset value ................... 2.61%
(g)
3.95% 0.16% 0.00%
(h)
1.13% 0.67%
(g)
Ratios to Average Net Assets
Total expen ses ..........................
0.55%
(i)
0.55% 0.63% 0.61% 0.56% 0.58%
(i) (j)
Total expenses after fees waived and/or reimbursed .
0.45%
(i)
0.45% 0.25% 0.19% 0.45% 0.44%
(i)
Net investment income ....................
5.08%
(i)
4.11% 0.24% 0.04% 0.98% 2.10%
(i)
Supplemental Data
Net assets, end of period (000) ............... $ 853  $ 880  $ 518  $ 286  $ 351  $ 252
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Amount is greater than $(0.00005) per share.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Amount is less than 0.005%.
(i)
Annualized.
(j)
Audit and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.65%.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
21
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Liquid Environmentally Aware Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors.
Direct Shares are generally only available to investors on eligible electronic platforms. Bancroft Capital Shares are only available to clients of Bancroft Capital, LLC and its affiliates. Cabrera Capital Markets Shares are only available to clients of Cabrera Capital Markets, LLC and its affiliates. Mischler Financial Group Shares are only available to clients of Mischler Financial Group, Inc. and its affiliates. Penserra Shares are only available to clients of Penserra Securities LLC and its affiliates. Great Pacific Shares are only available to clients of Great Pacific Securities and its affiliates. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor
A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
If you are no longer a client of Bancroft Capital, LLC, you are not eligible to hold Bancroft Capital Shares and any Bancroft Capital Shares you hold will be converted to Institutional
Shares of the Fund.
(b)
If you are no longer a client of Cabrera Capital Markets LLC, you are not eligible to hold Cabrera Capital Markets Shares and any Cabrera Capital Markets Shares you hold will be converted to Institutional Shares of the Fund.
(c)
If you are no longer a client of Great Pacific Securities LLC, you are not eligible to hold Great Pacific Shares and any Great Pacific Shares you hold will be converted to Institutional
Shares of the Fund.
(d)
If you are no longer a client of Mischler Financial Group, Inc., you are not eligible to hold Mischler Financial Group Shares and any Mischler Financial Group Shares you hold will be converted to Institutional Shares of the Fund.
(e)
If you are no longer a client of Penserra Securities LLC, you are not eligible to hold Penserra Shares and any Penserra Shares you hold will be converted to Institutional Shares of the
Fund.
The Fund prices and transacts its shares at a net asset value ("NAV") per share calculated to four decimal places, reflecting market-based values of its portfolio holdings
(i.e., at a “floating” NAV).
The Board of Trustees of the Trust (the "Board") may impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, if such fee is determined to be in the best interests of such Fund.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Discretionary Liquidity Fees: Any discretionary liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The discretionary liquidity fees are collected and retained by the Fund for the benefit of the Fund’s remaining shareholders.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional ............................................... No No None
Bancroft Capital ............................................. No No None
(a)
Cabrera Capital Markets ....................................... No No None
(b)
Direct ................................................... No No None
Great Pacific ............................................... No No None
(c)
Mischler Financial Group ....................................... No No None
(d)
Penserra ................................................. No No None
(e)
Investor A ................................................ No No None

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
22
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result,

Notes to Financial Statements
(unaudited) (continued)
23
Notes to Financial Statements
one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of the Fund's net assets.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “sub-adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates of 0.25% based upon the average daily net assets attributable to Investor A shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2024, the class specific service fees borne directly by Investor A Shares of the Fund were $1,152.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The Manager charges each of the share classes an administration fee, which is shown as administration – class specific in the Statement of Operations, at an annual rate of 0.10% of the average daily net assets for Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares, Great Pacific Shares, Mischler
Financial Group Shares, Penserra Shares and Investor A Shares and 0.04% of the average daily net assets for Direct Shares.
For the six months ended January 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
For the six months ended January 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit Miscellaneous
Other Expenses (“expense limitation”) through June 30, 2034. Miscellaneous other expenses include accounting, transfer agency, custody, professional and registration fees and exclude dividend expense, interest expense, and certain other fund expenses that constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.00% for the Institutional Shares, Bancroft Capital Shares, Cabrera Capital Markets Shares,
Direct Shares, Great Pacific Shares,  Mischler Financial Group Shares, Penserra Shares and Investor A Shares.
For the six months, the Manager waived and/or reimbursed $295,809, which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Manager and BRIL have also voluntarily agreed to waive a portion of their respective investment advisory and service and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income if applicable. These amounts, if any, are reported in the Statement of Operations as transfer agent fees waived and/or reimbursed by the Manager — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Administration fees -
class specific ...... $ 254,573 $ 26 $ 91 $ 150,115 $ 254 $ 12,618 $ 26 $ 461 $ 418,164
Institutional
Bancroft
Capital
Cabrera
Capital
Markets Direct Great Pacific
Mischler
Financial
Group Penserra Investor A Total
Transfer agent fees -
class specific ...... $ 370 $ 13 $ 32 $ 46 $ 45 $ 53 $ 14 $ 241 $ 814

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
24
For the six months ended January 31, 2024, class specific expense waivers and/or reimbursements are as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
6. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
7.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
On July 12, 2023, the SEC approved changes to money market fund regulations. These changes, among other things: (i) eliminate provisions that permit a money market fund to suspend redemptions except in liquidations, (ii) require institutional prime and institutional tax-exempt money market funds to impose mandatory liquidity fees under certain conditions, (iii) permit a discretionary liquidity fee for a non-government money market fund and (iv) increase minimum daily and weekly liquidity for all money market funds. These changes will be implemented over the next 12 months depending on the change and may affect the Fund’s operations and return potential.
Certain obligations held by the Fund have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Fund monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk
Share Class
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional ....................................................................................................... $ 370
Bancroft Capital .................................................................................................... 13
Cabrera Capital Markets .............................................................................................. 32
Direct ........................................................................................................... 46
Great Pacific ...................................................................................................... 45
Mischler Financial Group .............................................................................................. 53
Penserra ........................................................................................................ 14
Investor A ........................................................................................................ 241
$ 814

Notes to Financial Statements
(unaudited) (continued)
25
Notes to Financial Statements
that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund(s) may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
26
8. CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for the Fund were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class were as follows:
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Liquid Environmentally Aware Fund
Institutional
Shares sold .............................................
438,343,739 $ 438,480,730 683,802,939 $ 683,886,009
Shares issued in reinvestment of distributions ........................
11,892,670 11,896,669 16,256,834 16,258,908
Shares redeemed .........................................
(482,370,072) (482,527,598) (444,693,659) (444,767,864)
(32,133,663) $ (32,150,199) 255,366,114 $ 255,377,053
Bancroft Capital
Shares issued in reinvestment of distributions ........................
1,415 1,415 2,085 2,085
1,415 $ 1,415 2,085 $ 2,085
Cabrera Capital Markets
Shares sold .............................................
1 $ 1 124,949 $ 124,994
Shares issued in reinvestment of distributions ........................
4,884 4,885 5,208 5,208
Shares redeemed .........................................
(1) (1) — —
4,884 $ 4,885 130,157 $ 130,202
Direct
Shares sold .............................................
499,849 $ 499,980 36,040,097 $ 36,043,282
Shares issued in reinvestment of distributions ........................
15,013,892 15,019,630 22,287,855 22,291,117
Shares redeemed .........................................
(179,481,002) (179,564,740) (145,055,297) (145,042,582)
(163,967,261) $ (164,045,130) (86,727,345) $ (86,708,183)
Great Pacific
Shares sold .............................................
— $ — 434,985 $ 435,001
Shares issued in reinvestment of distributions ........................
13,530 13,534 14,407 14,407
13,530 $ 13,534 449,392 $ 449,408
Mischler Financial Group
Shares sold .............................................
— $ — 24,990,003 $ 25,000,000
Shares issued in reinvestment of distributions ........................
114,294 114,328 2,086 2,086
Shares redeemed .........................................
— — (9,975,515) (9,979,653)
114,294 $ 114,328 15,016,574 $ 15,022,433
Penserra
Shares issued in reinvestment of distributions ........................
1,415 1,415 2,086 2,086
1,415 $ 1,415 2,086 $ 2,086
Investor A
Shares sold and automatic conversion of shares .......................
1,362,560 $ 1,363,013 1,292,480 $ 1,292,316
Shares issued in reinvestment of distributions ........................
17,198 17,206 23,398 23,398
Shares redeemed .........................................
(1,407,481) (1,408,068) (953,833) (953,973)
(27,723) $ (27,849) 362,045 $ 361,741
(195,993,109) $ (196,087,601) 184,601,108 $ 184,636,825

Additional Information
27
Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The  BlackRock Liquid Environmentally Aware Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund’s reports on Form
N-MFP are available on the SEC’s website at sec.gov . The Fund makes portfolio holdings available to shareholders on its website at blackrock.com .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders
28
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
29
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
LOC Letter of Credit
RB Revenue Bonds
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.
LEAF-1/24-SAR

JANUARY 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds
SM
BlackRock Short Obligations Fund

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities (MSCI
Europe, Australasia, Far
East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report
2

Table of Contents
Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
4
BlackRock Short Obligations Fund
Investment Objective
BlackRock Short Obligations Fund’s (the “Fund”) investment objective is to seek current income consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2024, all of the Fund’s share classes outperformed its benchmark, the ICE BofA 6-Month U.S. Treasury Bill Index.
What factors influenced performance?
The Fund’s stance with respect to overall portfolio duration and corresponding interest rate sensitivity proved additive to performance as the Fed held its benchmark overnight lending rate steady during the reporting period. In addition, security selection aided relative return, most notably holdings of investment grade corporate bonds.
Managing investor flows in an environment of shifting interest rate expectations weighed on performance relative to the benchmark. The Fund’s positioning along the yield curve also detracted from relative performance. The Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
After having been positioned to capture higher reinvestment rates entering the period, the Fund shifted to an overweight duration bias and maintained an up-in-quality tilt as it increased the allocation to investment grade corporate bonds based on attractive yields.
Describe portfolio positioning at period end.
At period end, the Fund’s positioning reflected the view that the Fed is near or at the end of its hiking cycle, with an extended duration stance and decreased exposure to floating rate instruments. The Fund ended the period with a 31% allocation to floaters, with 22% allocated to instruments linked to the secured overnight financing rate which reset daily and provide attractive income following the Fed’s interest rate hikes.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
Average Annual Total Returns
(a)(b)
Standardized
30-Day Yields
(c)
Unsubsidized
30-Day Yields
(c)
6-Month Total
Returns 1 Year 5 Years 10 Years
Institutional ....................................... 5.27% 5.15% 2.99% 5.31% 2.08% 1.61%
Investor A ........................................ 5.04 4.91 2.98 5.18 1.87 1.37
Class K .......................................... 5.34 5.19 3.03 5.39 2.13 1.68
ICE BofA 6-Month U.S. Treasury Bill Index
(d)
................ — — 2.85 5.24 2.06 1.44
(a)
See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
Under normal market conditions, the Fund will invest in U.S. dollar-denominated investment grade and short-term fixed and floating rate debt securities maturing in three years or less (with certain exceptions) and will maintain a dollar-weighted average maturity of 180 days or less and a dollar-weighted average life of 365 days or less.
(c)
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
(d)
An unmanaged index that tracks 6-month U.S. Treasury securities. On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 6-Month US
Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index's standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom
4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index's new standard pricing time of 4 pm. The change of the Index's standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,029.90 $ 1.38 $ 1,000.00 $ 1,023.78 $ 1.37 0.27%
Investor A ................................ 1,000.00 1,029.80 2.55 1,000.00 1,022.62 2.54 0.50
Class K .................................. 1,000.00 1,030.30 1.02 1,000.00 1,024.13 1.02 0.20
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Fund Summary
as of January 31, 2024 (continued)
5
Fund Summary
BlackRock Short Obligations Fund
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
PORTFOLIO COMPOSITION
Asset Type
Percent of
Net Assets
Corporate Bonds .................................... 39.6%
Commercial Paper ................................... 36.5
Repurchase Agreements ............................... 8.3
Certificates of Deposit ................................. 8.2
Asset-Backed Securities ............................... 5.0
U.S. Treasury Obligations .............................. 1.0
Municipal Bonds .................................... 0.4
Foreign Agency Obligations ............................. 0.2
Money Market Funds ................................. 0.0
(a)
Other Assets Less Liabilities ............................ 0.8
MATURITY BREAKDOWN
Percent of
Net Assets
1-7 days .......................................... 5.9%
8-14 days ......................................... 4.6
15-30 days ........................................ 4.7
31-60 days ........................................ 6.5
61-90 days ........................................ 9.7
91-120 days ....................................... 7.2
121-150 days ...................................... 7.5
>150 days ........................................ 53.9
(a)
Represents less than 0.1% of the Fund's net assets.

About Fund Performance
2024
BlackRock Semi-Annual Report to Shareholders
6
Institutional and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. These shares are subject to an ongoing service fee of  0.25 % per year. Certain redemptions of these shares may be subject to a contingent deferred sales charge ("CDSC") where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries. Investor A Shares performance shown prior to the Investor A Shares inception date of March 9, 2018 is that of Class
K Shares (which have no distribution or service fees) and was restated to reflect Investor A Shares fees.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.
Disclosure of Expenses
Shareholders of the Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 .. USD 5,000 $ 5,018,258
BMW Vehicle Lease Trust, Series 2023-1, Class
A2, 5.27%, 02/25/25 ............... 627 626,989
CarMax Auto Owner Trust
Series 2022-4, Class A2A, 5.34%, 12/15/25 1,709 1,706,989
Series 2023-1, Class A2A, 5.23%, 01/15/26 2,701 2,696,962
Series 2023-2, Class A2B, (SOFR 30 day
Average + 0.85%), 6.20%, 06/15/26
(a)
.. 3,529 3,534,932
Series 2023-3, Class A2B, (SOFR 30 day
Average + 0.60%), 5.95%, 11/16/26
(a)
.. 2,707 2,711,331
Series 2023-4, Class A2A, 6.08%, 12/15/26 2,703 2,721,795
Chase Issuance Trust, Series 2022-A1, Class
A, 3.97%, 09/15/27 ................ 4,700 4,641,508
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ..... 1,379 1,392,317
CNH Equipment Trust, Series 2023-A, Class
A2, 5.34%, 09/15/26 ............... 1,958 1,956,540
Ford Credit Auto Lease Trust
Series 2023-A, Class A2A, 5.19%, 06/15/25 505 503,963
Series 2023-B, Class A2A, 5.90%, 02/15/26 1,537 1,541,672
Ford Credit Auto Owner Trust, Series 2022-B,
Class A2A, 3.44%, 02/15/25 .......... 101 100,900
Honda Auto Receivables Owner Trust, Series
2023-2, Class A2, 5.41%, 04/15/26 ...... 3,744 3,743,541
Hyundai Auto Lease Securitization Trust
(b)
Series 2022-C, Class A2A, 4.34%, 01/15/25 219 218,445
Series 2023-A, Class A2A, 5.20%, 04/15/25 1,564 1,562,489
Series 2023-B, Class A2A, 5.47%, 09/15/25 1,487 1,485,427
Series 2023-B, Class A2B, (SOFR 30 day
Average + 0.75%), 6.10%, 09/15/25
(a)
.. 1,607 1,608,536
Mercedes-Benz Auto Lease Trust, Series 2023-
A, Class A2, 5.24%, 11/17/25 .......... 6,537 6,530,292
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A2, 5.92%, 11/16/26 ...... 2,072 2,085,554
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A2, 4.50%, 08/15/25 . 1,489 1,485,614
Series 2023-A, Class A2B, (SOFR 30 day
Average + 0.65%), 6.00%, 02/17/26
(a)
.. 5,049 5,054,574
Toyota Auto Receivables Owner Trust
Series 2023-B, Class A2A, 5.28%, 05/15/26 2,873 2,869,381
Series 2023-B, Class A2B, (SOFR 30 day
Average at 0.52% Floor + 0.52%), 5.87%,
05/15/26
(a)
.................... 2,733 2,734,745
Series 2024-A, Class A2B, (SOFR 30 day
Average + 0.35%), 5.69%, 12/15/26
(a)
.. 4,659 4,659,888
Total Asset-Backed Securities — 5 .0%
(Cost: $ 63,186,290 ) ............................... 63,192,642
Corporate Bonds
Aerospace & Defense — 0.3%
Lockheed Martin Corp., 4.95%, 10/15/25 ... 2,220 2,231,241
RTX Corp., 5.00%, 02/27/26 ........... 1,595 1,602,755
3,833,996
Automobiles — 3.8%
(b)
BMW US Capital LLC
(a)
(SOFR Index + 0.53%), 5.87% , 04/01/24 . 15,615 15,623,120
(SOFR Index + 0.38%), 5.76% , 08/12/24 . 17,735 17,735,898
Hyundai Capital America, 5.25%, 01/08/27 .. 2,625 2,645,672
Mercedes-Benz Finance North America LLC
5.38% , 08/01/25 .................. 3,330 3,360,980
4.90% , 01/09/26 .................. 3,150 3,158,268
Security
Par (000)
Par (000) Value
Automobiles (continued)
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.95%), 6.30%, 06/07/24
(a)
. USD 5,140 $ 5,145,662
47,669,600
Banks — 14.9%
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 ................. 3,245 3,267,522
Banco Santander SA
3.89% , 05/24/24 .................. 6,800 6,767,404
2.71% , 06/27/24 .................. 1,200 1,186,857
(1Y CMT + 0.45%), 5.77% , 06/30/24
(a)
... 6,800 6,804,028
Bank of America Corp., (1-day SOFR + 0.41%),
5.77%, 06/14/24
(a)
................ 15,915 15,908,029
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 .................. 4,800 4,790,178
5.09% , 01/23/27 .................. 3,140 3,163,360
BPCE SA
(b)
5.10% , 01/26/26 .................. 3,140 3,148,024
5.20% , 01/18/27 .................. 2,010 2,025,433
Citigroup, Inc., (1-day SOFR + 1.37%), 4.14%,
05/24/25
(a)
..................... 2,025 2,014,907
Cooperatieve Rabobank UA, 3.88%, 08/22/24 6,100 6,050,388
JPMorgan Chase & Co., (1-day SOFR +
0.98%), 3.85%, 06/14/25
(a)
........... 6,600 6,549,392
KeyBank NA
(SOFR Index + 0.32%), 5.67% , 06/14/24
(a)
14,355 14,263,039
(SOFR Index + 0.32%), 5.67% , 06/14/24
(a)
6,000 5,963,496
4.15% , 08/08/25 .................. 2,050 2,004,537
Mitsubishi UFJ Financial Group, Inc.
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.70%), 4.79% ,
07/18/25 ..................... 9,410 9,370,163
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.06% ,
09/12/25 ..................... 5,895 5,877,651
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 5.72% ,
02/20/26 ..................... 3,600 3,614,009
National Australia Bank Ltd.
5.20% , 05/13/25 .................. 3,140 3,156,283
4.75% , 12/10/25 .................. 2,160 2,163,249
(1-day SOFR + 0.55%), 5.87% , 01/29/26
(a) (b)
5,150 5,154,133
Nordea Bank Abp
(b)
3.60% , 06/06/25 .................. 4,425 4,349,672
4.75% , 09/22/25 .................. 6,100 6,083,470
PNC Financial Services Group, Inc. (The),
(SOFR Index + 1.09%), 5.67%, 10/28/25
(a)
. 5,450 5,448,048
Societe Generale SA, 4.35%, 06/13/25
(b)
.... 5,000 4,953,023
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ...................... 4,800 4,849,735
Sumitomo Mitsui Trust Bank Ltd.
(b)
0.80% , 09/16/24 .................. 8,000 7,770,579
(1-day SOFR + 0.44%), 5.79% , 09/16/24
(a)
10,000 9,993,857
Svenska Handelsbanken AB
(b)
0.55% , 06/11/24 .................. 1,010 992,450
3.65% , 06/10/25 .................. 6,600 6,494,372
Wells Fargo Bank NA
5.55% , 08/01/25 .................. 3,340 3,374,986
4.81% , 01/15/26 .................. 3,150 3,155,794
Westpac Banking Corp.
5.35% , 10/18/24 .................. 5,500 5,505,599
1.02% , 11/18/24 .................. 2,395 2,319,239
(1-day SOFR + 0.30%), 5.68% , 11/18/24
(a)
8,985 8,985,701
187,518,607

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Short Obligations Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Broadline Retail — 0.4%
eBay, Inc., 5.90%, 11/22/25 ............ USD 5,500 $ 5,589,695
Capital Markets — 3.5%
Credit Suisse AG
0.50% , 02/02/24 .................. 2,670 2,670,000
(SOFR Index + 0.39%), 5.77% , 02/02/24
(a)
15,000 15,000,000
Deutsche Bank AG, 4.16%, 05/13/25 ...... 3,900 3,855,084
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
.... 1,990 2,013,865
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
..................... 1,230 1,236,666
UBS AG
(b)
(1-day SOFR + 0.36%), 5.74% , 02/09/24
(a)
5,000 5,000,000
0.70% , 08/09/24 .................. 3,680 3,588,221
(1-day SOFR + 0.45%), 5.83% , 08/09/24
(a)
6,775 6,780,230
1.38% , 01/13/25 .................. 4,430 4,269,940
44,414,006
Chemicals — 0.2%
Sherwin-Williams Co. (The), 4.05%, 08/08/24 . 2,775 2,755,704
Consumer Finance — 3.0%
American Express Co., 3.38%, 05/03/24 .... 2,695 2,679,743
Capital One Financial Corp., (1-day SOFR +
1.37%), 4.17%, 05/09/25
(a)
........... 6,800 6,769,586
Caterpillar Financial Services Corp., (1-day
SOFR + 0.27%), 5.62%, 09/13/24
(a)
..... 12,325 12,330,440
John Deere Capital Corp., 3.40%, 06/06/25 .. 4,310 4,242,080
PACCAR Financial Corp., 3.15%, 06/13/24 .. 2,955 2,931,273
Toyota Motor Credit Corp.
(1-day SOFR + 0.62%), 5.93% , 06/13/24
(a)
3,635 3,638,675
4.40% , 09/20/24 .................. 5,000 4,973,142
37,564,939
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 ......... 7,000 6,937,198
Electric Utilities — 0.7%
Florida Power & Light Co., 4.45%, 05/15/26 .. 1,915 1,914,890
NextEra Energy Capital Holdings, Inc.
6.05% , 03/01/25 .................. 915 922,712
(SOFR Index + 0.76%), 6.07% , 01/29/26
(a)
3,130 3,133,412
Wisconsin Public Service Corp., 5.35%,
11/10/25 ...................... 2,720 2,747,221
8,718,235
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 4.75%, 03/30/26 ........ 750 751,478
Financial Services — 2.2%
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 3,030 3,068,736
National Rural Utilities Cooperative Finance
Corp., Series D, (1-day SOFR + 0.33%),
5.65%, 10/18/24
(a)
................ 5,000 4,996,898
NTT Finance Corp., 4.14%, 07/26/24
(b)
..... 1,120 1,112,610
Siemens Financieringsmaatschappij NV, (1-day
SOFR + 0.43%), 5.79%, 03/11/24
(a) (b)
.... 18,980 18,982,744
28,160,988
Food Products — 0.9%
(b)
Cargill, Inc., 4.88%, 10/10/25 ........... 5,185 5,205,629
Nestle Holdings, Inc., 4.00%, 09/12/25 ..... 6,200 6,148,448
11,354,077
Health Care Providers & Services — 0.5%
UnitedHealth Group, Inc., 5.00%, 10/15/24 .. 6,000 5,989,443
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., (SOFR Index + 0.42%),
5.80%, 02/14/24
(a)
................ 3,490 3,490,119
Security
Par (000)
Par (000) Value
Insurance — 2.4%
(b)
MassMutual Global Funding II, 4.15%, 08/26/25 USD 2,238 $ 2,218,413
New York Life Global Funding
3.15% , 06/06/24 .................. 3,360 3,333,558
(1-day SOFR + 0.70%), 6.05% , 06/13/25
(a)
3,700 3,713,199
3.60% , 08/05/25 .................. 6,200 6,105,821
Northwestern Mutual Global Funding, 4.00%,
07/01/25 ...................... 6,400 6,332,592
Pacific Life Global Funding II, (SOFR Index +
0.86%), 6.21%, 06/16/25
(a)
........... 3,515 3,522,368
Principal Life Global Funding II
0.75% , 08/23/24 .................. 705 687,463
(1-day SOFR + 0.38%), 5.75% , 08/23/24
(a)
680 679,851
Protective Life Global Funding, 4.99%, 01/12/27 3,150 3,168,380
29,761,645
Machinery — 0.4%
Daimler Truck Finance North America LLC
(b)
5.20% , 01/17/25 .................. 2,545 2,544,458
5.00% , 01/15/27 .................. 2,260 2,272,745
4,817,203
Media — 0.1%
Comcast Corp., 5.25%, 11/07/25 ........ 1,000 1,011,442
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 5.00%, 09/27/25 .. 2,560 2,560,093
Oil, Gas & Consumable Fuels — 2.2%
Enbridge, Inc., (SOFR Index + 0.63%), 6.00%,
02/16/24
(a)
..................... 5,520 5,520,578
TransCanada PipeLines Ltd., 1.00%, 10/12/24 22,930 22,224,472
27,745,050
Pharmaceuticals — 1.0%
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/25 ...................... 7,600 7,584,192
Roche Holdings, Inc., (1-day SOFR + 0.24%),
5.61%, 03/05/24
(a) (b)
............... 5,370 5,370,013
12,954,205
Semiconductors & Semiconductor Equipment — 0.6%
Analog Devices, Inc., (SOFR Index + 0.25%),
5.59%, 10/01/24
(a)
................ 7,055 7,053,372
Specialty Retail — 0.6%
Home Depot, Inc. (The), 4.00%, 09/15/25 ... 1,910 1,893,747
Lowe's Cos., Inc.
4.40% , 09/08/25 .................. 4,150 4,124,124
4.80% , 04/01/26 .................. 1,760 1,762,026
7,779,897
Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co., 5.90%,
10/01/24 ...................... 3,600 3,604,803
Tobacco — 0.4%
Philip Morris International, Inc., 5.13%, 11/15/24 5,000 4,994,241
Total Corporate Bonds — 39 .6%
(Cost: $ 498,917,625 ) .............................. 497,030,036
Foreign Agency Obligations
Canada — 0.2%
CDP Financial, Inc. , 4.50%
,
02/13/26
(b)
..... 2,523 2,522,686
Total Foreign Agency Obligations — 0 .2%
(Cost: $ 2,518,927 ) ............................... 2,522,686

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Illinois — 0 .1%
State of Illinois , Series 2023A , GO ,
5.25% , 05/01/25 .................. USD 1,485 $ 1,491,478
Other — 0 .3%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates, Various
States
(b)(c)(d)
Series 2020-BTMFT-003 , RB ,
VRDN ( Barclays Bank plc LOC ),
5.60% , 01/16/25 ................ 700 700,000
Series 2020-11 , RB , VRDN ( Barclays Bank
plc LOC ), 5.60% , 02/01/24 ......... 2,220 2,220,000
2,920,000
Total Municipal Bonds — 0 .4%
(Cost: $ 4,405,000 ) ............................... 4,411,478
U.S. Treasury Obligations
U.S. Treasury Notes
4.75% , 07/31/25 .................. 6,220 6,249,156
5.00% , 08/31/25 - 09/30/25 ........... 6,020 6,078,896
Total U.S. Treasury Obligations — 1 .0%
(Cost: $ 12,188,083 ) ............................... 12,328,052
Total Long-Term Investments — 46.2%
(Cost: $ 581,215,925 ) .............................. 579,484,894
Short-Term Securities
Certificates of Deposit — 8.2%
Domestic — 0.9%
Bank of America NA , 5.90% , 05/14/24 ...... 6,530 6,536,123
Citibank NA , 5.88% , 05/08/24 ........... 4,490 4,494,260
11,030,383
Yankee — 7.3%
(e)
Bank of Montreal, Chicago
5.82% , 04/01/24 .................. 7,990 7,994,149
5.41% , 05/17/24 .................. 7,600 7,595,447
Barclays Bank plc, New York , 5.55% , 02/07/24 4,600 4,599,924
BNP Paribas SA, New York , 5.82% , 02/01/24 . 4,800 4,800,047
Canadian Imperial Bank of Commerce, New
York
5.40% , 02/08/24 .................. 4,000 3,999,871
5.80% , 06/07/24 .................. 3,760 3,762,299
(1-day SOFR + 0.64%), 5.95% , 07/22/24
(a)
. 4,500 4,510,999
5.96% , 09/20/24 .................. 6,000 6,024,838
Commonwealth Bank of Australia, New York ,
5.70% , 11/19/24 .................. 3,870 3,888,821
Cooperatieve Rabobank UA, New York ,
5.18% , 02/01/24 .................. 5,000 4,997,095
DZ Bank AG, New York , 5.75% , 06/13/24 .... 8,500 8,511,866
National Australia Bank Ltd., New York , (1-day
SOFR + 0.52%), 5.83% , 04/26/24
(a)
..... 3,970 3,974,129
Royal Bank of Canada, New York
5.88% , 06/27/24 .................. 2,180 2,182,979
5.96% , 09/19/24 .................. 7,250 7,278,158
Toronto-Dominion Bank (The), New York
5.52% , 02/22/24 .................. 4,000 3,999,973
Security
Par (000)
Par (000) Value
Yankee (continued)
6.00% , 08/26/24 - 10/02/24 ........... USD 13,480 $ 13,540,956
91,661,551
Total Certificates of Deposit — 8 .2%
(Cost: $ 102,520,113 ) .............................. 102,691,934
Commercial Paper — 36.5%
Amcor Finance USA, Inc. , 5.61%
,
02/09/24
(b) (f)
3,000 2,995,918
Amcor Flexibles North America, Inc.
(f)
5.63% , 02/05/24 .................. 4,000 3,996,974
5.61% , 02/09/24
(b)
................. 6,000 5,991,761
5.66% , 03/08/24 .................. 12,140 12,069,250
American Electric Power Co., Inc.
(b)(f)
5.61% , 03/04/24 .................. 3,000 2,984,650
5.63% , 03/13/24 .................. 1,750 1,738,591
American Honda Finance Corp.
5.85% , 02/13/24 .................. 3,500 3,493,126
5.75% , 02/26/24
(f)
................. 9,880 9,840,445
5.71% , 04/11/24
(b) (f)
................ 4,250 4,203,039
5.69% , 04/16/24
(b)
................. 5,750 5,682,030
ANZ New Zealand Int'l Ltd. , 5.90%
,
06/17/24
(b) (f)
7,250 7,103,910
Australia & New Zealand Banking Group Ltd. ,
5.62%
,
07/01/24
(b) (f)
................ 12,260 11,989,955
Banco Santander International SA , 0.00%
,
08/29/24
(g)
...................... 3,180 3,084,661
BASF SE , 5.60%
,
03/28/24
(b)
............ 10,750 10,658,275
Bay Square Funding LLC , 5.40%
,
04/02/24
(b) (f)
6,000 5,944,503
Bell Telephone Co. of Canada or Bell Canada
(The) , 5.78%
,
05/03/24
(b) (f)
............ 9,750 9,612,663
BPCE SA , 5.93%
,
05/28/24
(b) (f)
........... 12,850 12,625,447
Brookfield Renewable Energy LP , 5.85%
,
02/06/24
(f)
....................... 1,500 1,498,643
Cabot Trail Funding LLC , 5.40%
,
04/23/24
(b)
.. 7,050 6,961,778
Caisse des Depots et Consignations , 5.38%
,
04/16/24
(b) (f)
...................... 6,850 6,771,891
CDP Financial, Inc. , 5.35%
,
02/23/24
(b) (f)
.... 7,000 6,976,146
Columbia Funding Co. LLC , 5.45%
,
04/17/24
(f)
3,500 3,459,468
Commonwealth Bank of Australia , (1-day SOFR
+ 0.50%), 5.81%
,
03/18/24
(a) (b)
......... 3,700 3,701,953
CVS Health Corp. , 5.42%
,
02/01/24
(b) (f)
..... 9,000 8,998,652
DNB Bank ASA
(b)(f)
5.90% , 06/13/24 .................. 12,550 12,307,848
5.54% , 12/05/24 .................. 5,390 5,164,929
Duke Energy Corp. , 5.56%
,
04/16/24
(b) (f)
.... 7,500 7,411,249
Fidelity National Information Services, Inc. ,
5.59%
,
02/06/24
(b) (f)
................ 6,000 5,994,571
General Dynamics Corp. , 5.50%
,
02/07/24
(f)
.. 1,970 1,967,951
HSBC USA, Inc.
(f)
6.29% , 11/27/24
(b)
................. 3,800 3,629,952
5.55% , 01/21/25 .................. 7,630 7,231,280
Hyundai Capital America
(f)
5.62% , 02/22/24
(b)
................. 3,000 2,989,921
5.60% , 03/12/24 .................. 5,000 4,968,229
Intercontinental Exchange, Inc.
(b)
5.60% , 02/02/24
(f)
................. 4,000 3,998,736
5.59% , 02/07/24
(f)
................. 4,000 3,995,572
5.55% , 02/09/24
(f)
................. 6,700 6,690,466
5.58% , 02/13/24 .................. 2,000 1,995,890
5.55% , 02/21/24
(f)
................. 4,500 4,485,069
5.58% , 02/23/24
(f)
................. 5,750 5,729,110
Jupiter Securitization Co. LLC , 5.44%
,
04/18/24
(b)
...................... 15,000 14,825,670

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Short Obligations Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
Keurig Dr Pepper, Inc.
(b)
5.53% , 02/13/24 .................. USD 3,250 $ 3,243,584
5.62% , 03/27/24
(f)
................. 2,750 2,726,136
5.62% , 03/28/24 .................. 8,280 8,206,859
Korea Development Bank , 5.38%
,
07/16/24
(f)
. 4,500 4,393,225
Lime Funding LLC , 5.42%
,
06/28/24
(b)
...... 7,200 7,043,584
LSEGA Financing plc
(f)
5.73% , 02/21/24 .................. 2,500 2,492,064
5.63% , 04/11/24 .................. 4,000 3,956,377
5.60% , 04/12/24
(b)
................. 2,000 1,977,896
LVMH Moet Hennessy Louis Vuitton SE , 5.81%
,
05/23/24
(b) (f)
...................... 1,951 1,918,796
Macquarie Bank Ltd.
(b)(f)
5.55% , 02/12/24 .................. 5,000 4,991,026
5.95% , 05/16/24 .................. 4,780 4,703,145
5.79% , 11/27/24 .................. 3,430 3,287,436
Marriott International, Inc. , 5.64%
,
02/15/24
(f)
. 2,250 2,244,767
Microchip Technology, Inc. , 5.60%
,
02/09/24
(b)
6,000 5,991,614
Mitsubishi Corp. Americas , 5.43%
,
03/14/24
(b) (f)
3,680 3,656,446
National Bank of Canada
(b)
5.78% , 02/23/24
(f)
................. 9,130 9,098,829
5.70% , 05/24/24
(f)
................. 5,940 5,839,716
5.85% , 11/06/24 .................. 8,040 7,728,522
NatWest Markets plc , 5.91%
,
05/20/24
(b) (f)
... 3,370 3,313,767
Penske Truck Leasing Co. LP
(f)
5.57% , 02/15/24 .................. 5,500 5,487,169
5.57% , 02/16/24
(b)
................. 750 748,132
Royal Bank of Canada , 5.80%
,
11/06/24
(f)
... 8,950 8,603,731
Sanofi SA , 5.66%
,
04/08/24
(b) (f)
........... 9,877 9,777,585
Societe Generale SA , 5.35%
,
10/02/24
(b)
.... 10,400 10,045,214
Spire, Inc. , 5.50%
,
02/01/24
(b) (f)
........... 2,250 2,249,661
Suncorp-Metway Ltd.
(b)
5.90% , 04/29/24
(f)
................. 9,650 9,515,924
5.82% , 05/08/24 .................. 12,100 11,915,288
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
5.72% , 05/28/24
(f)
................. USD 3,000 $ 2,945,167
Svenska Handelsbanken AB , 5.85%
,
08/09/24
(f)
8,750 8,512,299
Victory Receivables Corp. , 5.43%
,
04/17/24
(b) (f)
5,500 5,436,894
Volvo Treasury North America LP
(b)
5.45% , 04/22/24
(f)
................. 2,250 2,221,263
5.45% , 04/25/24 .................. 6,270 6,186,973
Vulcan Materials Co.
(f)
5.49% , 02/01/24
(b)
................. 4,750 4,749,282
5.48% , 02/06/24 .................. 3,650 3,646,686
5.48% , 02/08/24 .................. 9,500 9,488,483
VW Credit, Inc.
(b)(f)
5.64% , 03/07/24 .................. 3,000 2,983,248
5.68% , 03/18/24 .................. 4,310 4,278,538
6.02% , 05/21/24 .................. 10,630 10,447,196
Westpac Banking Corp. , 5.71%
,
11/07/24
(f)
... 6,870 6,607,413
Total Commercial Paper — 36 .5%
(Cost: $ 458,235,355 ) .............................. 458,430,107
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21%
(h) (i)
.................. 299,096 299,096
Total Money Market Funds — 0 .0%
(Cost: $ 299,096 ) ................................. 299,096
Total Repurchase Agreements — 8 .3%
(Cost: $ 104,000,000 ) .............................. 104,000,000
Total Short-Term Securities — 53.0%
(Cost: $ 665,054,564 ) .............................. 665,421,137
Total Investments — 99 .2%
(Cost: $ 1,246,270,489 ) ............................ 1,244,906,031
Other Assets Less Liabilities — 0.8% .................... 9,612,441
Net Assets — 100.0% ...............................
$ 1,254,518,472
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Zero-coupon bond.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments
11
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 135,471 $ 163,625
(a)
$ — $ — $ — $ 299,096 299,096 $ 14,004 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Short Obligations Fund
12
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 5 .63%
(a)
01/31/24 03/07/24 $ 12,250 $ 12,250,000 $ 12,318,968
Corporate/Debt
Obligations, 2.50% to
7.79%, due 04/10/25 to
12/25/68 ......... $ 15,402,795 $ 13,099,812
5 .81
(a)
01/31/24 04/06/24 2,000 2,000,000 2,021,303
Corporate/Debt
Obligations, 0.00% to
6.44%, due 01/25/37 to
11/19/52 ......... 54,988,555 2,300,001
– –
$ 14,250,000 $ 15,399,813
– –
BNP Paribas SA .... 5 .68
(a)
01/31/24 05/06/24 8,250 8,250,000 8,374,960
U.S. Government
Sponsored Agency
Obligations and
Corporate/Debt
Obligations, 2.35% to
11.93%, due 05/06/25
to 12/15/47 ....... 10,185,356 9,372,359
– –
Citigroup Global Markets,
Inc. ........... 5 .62
(a)
01/31/24 04/03/24 16,000 16,000,000 16,157,360
U.S. Government
Sponsored Agency
Obligations, 0.60% to
5.50%, due 09/25/26 to
02/16/64 ......... 397,239,392 17,755,738
5 .64
(a)
01/31/24 05/03/24 6,000 6,000,000 6,087,420
Corporate/Debt
Obligations, 0.78% to
6.77%, due 10/25/34 to
06/25/60 ......... 192,309,718 6,420,000
– –
$ 22,000,000 $ 24,175,738
– –
Goldman Sachs & Co.
LLC ........... 5 .83
(a)
01/31/24 09/03/24 20,000 20,000,000 20,699,600
Corporate/Debt
Obligations, 0.94% to
9.62%, due 04/01/24 to
02/15/67 ......... 48,635,448 21,999,447
– –
Mizuho Securities USA
LLC ........... 5 .76
(a)
01/31/24 03/07/24 3,500 3,500,000 3,520,160
Corporate/Debt
Obligation, 3.38%, due
09/25/52 ......... 5,526,972 4,025,001
5 .86
(a)
01/31/24 05/02/24 19,000 19,000,000 19,284,536
Corporate/Debt
Obligation, 2.31%, due
11/20/51 ......... 22,536,651 20,330,000
– –
$ 22,500,000 $ 24,355,001
– –
Wells Fargo Securities
LLC ........... 5 .71
(a)
01/31/24 05/06/24 17,000 17,000,000 17,258,853
Corporate/Debt
Obligation, 0.00%, due
03/11/24 ......... 17,964,307 17,850,000
– –
$ 104,000,000 $ 113,152,358
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Short Obligations Fund
Schedule of Investments
13
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 63,192,642 $ — $ 63,192,642
Corporate Bonds ........................................ — 497,030,036 — 497,030,036
Foreign Agency Obligations ................................. — 2,522,686 — 2,522,686
Municipal Bonds ......................................... — 4,411,478 — 4,411,478
U.S. Treasury Obligations ................................... — 12,328,052 — 12,328,052
Short-Term Securities
Certificates of Deposit ..................................... — 102,691,934 — 102,691,934
Commercial Paper ....................................... — 458,430,107 — 458,430,107
Money Market Funds ...................................... 299,096 — — 299,096
Repurchase Agreements ................................... — 104,000,000 — 104,000,000
$ 299,096 $ 1,244,606,935 $ — $ 1,244,906,031

Statement of Assets and Liabilities
(unaudited)
January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
14
See notes to financial statements.
BlackRock
Short
Obligations
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 1,140,606,935
Investments, at value — affiliated
(b)
.......................................................................................... 299,096
Cash ............................................................................................................. 17,833
Repurchase agreements, at value
(c)
......................................................................................... 104,000,000
Receivables: –
Capital shares sold ................................................................................................... 9,021,736
Dividends — affiliated ................................................................................................. 1,516
Interest — unaffiliated ................................................................................................. 7,701,380
From the Manager ................................................................................................... 146
Prepaid e xpenses ..................................................................................................... 67,739
Total a ssets .........................................................................................................
1,261,716,381
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 3,084,560
Administration fees ................................................................................................... 61,102
Capital shares redeemed ............................................................................................... 3,216,271
Income dividend distributions ............................................................................................ 34,009
Investment advisory fees .............................................................................................. 141,873
Trustees' and Officer's fees ............................................................................................. 8,426
Other affiliate fees ................................................................................................... 9,977
Professional fees .................................................................................................... 71,457
Service fees ....................................................................................................... 118,770
Other accrued expenses ............................................................................................... 451,464
Total li abilities ........................................................................................................
7,197,909
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 1,254,518,472
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 1,268,019,713
Accumulated loss ..................................................................................................... (13,501,241)
NET ASSETS ........................................................................................................
$ 1,254,518,472
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 1,141,971,393
(b)
  Investments, at cost — affiliated ................................................................................... $ 299,096
(c)
  Repurchase agreements, at cost .................................................................................. $ 104,000,000

Statement of Assets and Liabilities
(unaudited) (continued)
January 31, 2024
15
Financial Statements
See notes to financial statements.
BlackRock Short
Obligations Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 691,500,401
Shares outstanding ..................................................................................................
68,790,150
Net asset value .....................................................................................................
$ 10.05
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 542,426,943
Shares outstanding ..................................................................................................
53,995,568
Net asset value .....................................................................................................
$ 10.05
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 20,591,128
Shares outstanding ..................................................................................................
2,046,039
Net asset value .....................................................................................................
$ 10.06
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Statement of Operations
(unaudited)
Six Months Ended January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders
16
See notes to financial statements.
BlackRock
Short
Obligations
Fund
INVESTMENT INCOME
Dividends — affiliated ................................................................................................. $ 14,004
Interest — unaffiliated ................................................................................................. 32,162,504
Total investment income .................................................................................................
32,176,508
EXPENSES
Investment advisory .................................................................................................. 1,546,918
Service — class specific ............................................................................................... 703,352
Transfer agent — class specific .......................................................................................... 270,669
Administration ..................................................................................................... 252,703
Administration — class specific .......................................................................................... 124,721
Registration ....................................................................................................... 68,221
Professional ....................................................................................................... 41,999
Accounting services .................................................................................................. 32,794
Printing and postage ................................................................................................. 22,162
Custodian ......................................................................................................... 14,546
Trustees and Officer .................................................................................................. 10,794
Miscellaneous ...................................................................................................... 21,414
Total expenses .......................................................................................................
3,110,293
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (20,053)
Fees waived and/or reimbursed by the Manager ............................................................................... (762,108)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (837)
Total expenses after fees waived and/or reimbursed ..............................................................................
2,327,295
Net investment income ..................................................................................................
29,849,213
REALIZED AND UNREALIZED GAIN (LOSS) $ 6,474,583
Net realized loss from investments ........................................................................................ (3,110,965)
Net change in unrealized appreciation on investments ........................................................................... 9,585,548
Net realized and unrealized gain ...........................................................................................
6,474,583
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 36,323,796

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Short Obligations Fund
Six Months Ended
01/31/24 (unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 29,849,213  $ 59,858,331
Net realized loss .................................................................................. (3,110,965) (5,177,524)
Net change in unrealized appreciation (depreciation) .......................................................... 9,585,548  13,083,470
Net increase in net assets resulting from operations ............................................................. 36,323,796  67,764,277
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (16,132,042) (35,628,613)
Investor A ...................................................................................... (13,115,369) (22,756,450)
Class K ....................................................................................... (598,009) (1,471,493)
Decrease in net assets resulting from distributions to shareholders ................................................... (29,845,420) (59,856,556)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (87,632,300) (1,138,006,863)
NET ASSETS
Total decrease in net assets ............................................................................ (81,153,924) (1,130,099,142)
Beginning of period .................................................................................. 1,335,672,396  2,465,771,538
End of period ......................................................................................
$ 1,254,518,472  $ 1,335,672,396
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
18
BlackRock Short Obligations Fund
Institutional
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ...........
$ 10.00  $ 9.95  $ 10.05  $ 10.07  $ 10.02  $ 9.99
Net investment income
(a)
...................
0 .25  0 .32  0 .04  0 .04  0 .17  0 .26
Net realized and unrealized gain (loss) ..........
0 .05  0 .07  ( 0 .09 ) ( 0 .02 ) 0 .06  0 .03
Net increase (decrease) from investment operations .. 0.30  0.39  (0.05) 0.02  0.23  0.29
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .25 ) ( 0 .34 ) ( 0 .05 ) ( 0 .04 ) ( 0 .18 ) ( 0 .26 )
From net realized gain .....................
—  —  —  —  ( 0 .00 )
(c)
( 0 .00 )
(c)
Total distributions ......................... (0.25) (0.34) (0.05) (0.04) (0.18) (0.26)
Net asset value, end of period ................ $ 10.05  $ 10.00  $ 9.95  $ 10.05  $ 10.07  $ 10.02
Total Return
(d)
— — — — — —
Based on net asset value .................... 2.99%
(e)
3.96% (0.51)% 0.20% 2.28% 2.96%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.39%
(g)
0.38% 0.36% 0.36% 0.43% 0.45%
Total expenses after fees waived and/or reimbursed ..
0.27%
(g)
0.28% 0.26% 0.26% 0.30% 0.26%
Net investment income .....................
4.89%
(g)
3.22% 0.45% 0.39% 1.69% 2.59%
Supplemental Data
Net assets, end of period (000) ................ $ 691,500  $ 700,104  $ 1,382,186  $ 2,037,769  $ 1,951,914  $ 1,117,218
Portfolio turnover rate ....................... 12% 18% 36% 67% 40% 18%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
19
Financial Highlights
BlackRock Short Obligations Fund
Investor A
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ...........
$ 9.99  $ 9.94  $ 10.05  $ 10.06  $ 10.01  $ 9.99
Net investment income
(a)
...................
0 .23  0 .30  0 .02  0 .02  0 .15  0 .24
Net realized and unrealized gain (loss) ..........
0 .06  0 .07  ( 0 .11 ) ( 0 .01 ) 0 .06  0 .02
Net increase (decrease) from investment operations .. 0.29  0.37  (0.09) 0.01  0.21  0.26
Distributions
(b)
– – – – – –
From net investment income ................
( 0 .23 ) ( 0 .32 ) ( 0 .02 ) ( 0 .02 ) ( 0 .16 ) ( 0 .24 )
From net realized gain .....................
—  —  —  —  ( 0 .00 )
(c)
( 0 .00 )
(c)
Total distributions ......................... (0.23) (0.32) (0.02) (0.02) (0.16) (0.24)
Net asset value, end of period ................ $ 10.05  $ 9.99  $ 9.94  $ 10.05  $ 10.06  $ 10.01
Total Return
(d)
— — — — — —
Based on net asset value .................... 2.98%
(e)
3.73% (0.85)% 0.06% 2.08% 2.63%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.63%
(g)
0.62% 0.61% 0.61% 0.59% 0.64%
Total expenses after fees waived and/or reimbursed ..
0.50%
(g)
0.50% 0.50% 0.50% 0.49% 0.47%
Net investment income .....................
4.66%
(g)
3.03% 0.19% 0.16% 1.47% 2.37%
Supplemental Data
Net assets, end of period (000) ................ $ 542,427  $ 605,942  $ 1,029,382  $ 2,008,368  $ 2,585,292  $ 1,136,936
Portfolio turnover rate ....................... 12% 18% 36% 67% 40% 18%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders
20
BlackRock Short Obligations Fund
Class K
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ...........
$ 10.01  $ 9.96  $ 10.07  $ 10.08  $ 10.04  $ 10.01
Net investment income
(a)
...................
0 .25  0 .33  0 .04  0 .04  0 .18  0 .26
Net realized and unrealized gain (loss) ..........
0 .05  0 .07  ( 0 .10 ) ( 0 .00 )
(b)
0 .05  0 .04
Net increase (decrease) from investment operations .. 0.30  0.40  (0.06) 0.04  0.23  0.30
Distributions
(c)
– – – – – –
From net investment income ................
( 0 .25 ) ( 0 .35 ) ( 0 .05 ) ( 0 .05 ) ( 0 .19 ) ( 0 .27 )
From net realized gain .....................
—  —  —  —  ( 0 .00 )
(b)
( 0 .00 )
(b)
Total distributions ......................... (0.25) (0.35) (0.05) (0.05) (0.19) (0.27)
Net asset value, end of period ................ $ 10.06  $ 10.01  $ 9.96  $ 10.07  $ 10.08  $ 10.04
Total Return
(d)
— — — — — —
Based on net asset value .................... 3.03%
(e)
4.04% (0.55)% 0.36% 2.28% 3.02%
Ratios to Average Net Assets
(f)
Total expen ses ...........................
0.35%
(g)
0.33% 0.32% 0.31% 0.33% 0.45%
Total expenses after fees waived and/or reimbursed ..
0.20%
(g)
0.20% 0.20% 0.20% 0.20% 0.20%
Net investment income .....................
4.96%
(g)
3.27% 0.39% 0.41% 1.84% 2.64%
Supplemental Data
Net assets, end of period (000) ................ $ 20,591  $ 29,627  $ 54,203  $ 537,512  $ 123,417  $ 132,264
Portfolio turnover rate ....................... 12% 18% 36% 67% 40% 18%
(a)
Based on average shares outstanding.
(b)
Amount is greater than $(0.005) per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
See notes to financial statements.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a  Massachusetts business trust. BlackRock Short Obligations Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.
Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
(a)
Investor A Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A Shares of a fund advised by BlackRock Advisors, LLC (the
“Manager”) or its affiliates where no initial sales charge was paid at the time of purchase of such fund.
The Fund, together with certain other registered investment companies advised by the Manager or its affiliates, is included in a complex of funds referred to as the BlackRock
Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ No No
(a)
None
Class K Shares ............................................. No No None

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
22
fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Repurchase agreements are valued at amortized cost, which approximates market value.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the
Fund to the Manager.
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the six months ended January 31, 2024, the class specific service fees borne directly by Investor A Shares of the Fund were $703,352.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2024, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended January 31, 2024, the Fund did not pay any amounts to affiliates in return for these services.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.25%
$1 billion - $3 billion ..................................................................................................... 0.24
$3 billion - $5 billion ..................................................................................................... 0.23
$5 billion - $10 billion .................................................................................................... 0.22
Greater than $10 billion ................................................................................................... 0.21
Share Class Service Fees
Investor A .............................................................................................................. 0.25%
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Class K Total
Administration fees - class specific ....................................................... $ 66,040 $ 56,268 $ 2,413 $ 124,721

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
24
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2024, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the six months ended January 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the  six months ended January 31, 2024 , affiliates received CDSCs of $ 2,062 for Investor A Shares.
Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees") , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended January 31, 2024, the amount waived was $163.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2025. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended January 31, 2024, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually and/or voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
For the six months ended January 31, 2024, the Manager waived and/or reimbursed investment advisory fees of $761,945 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in the Statement of Operations. For the six months ended January 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2024, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Institutional Investor A Total
Reimbursed Amount .............................................................................. $ 611 $ 2,305 $ 2,916
Institutional Investor A Class K Total
Transfer agent fees - class specific ....................................................... $ 167,350 $ 102,482 $ 837 $ 270,669
Contractual
(a)
Voluntary
(b)
Institutional ................................................................................................ 0.35% 0.30%
Investor A ................................................................................................. 0.60 0.50
Class K .................................................................................................. 0.30 0.20
(a)
The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement through June 30, 2025, unless approved by the Board, including a majority of the Independent
Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.
(b)
The voluntary waiver or reimbursement may be reduced or discontinued at any time without notice.
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Investor A ..................................................................................... $ 17,640 $ —
Class K ...................................................................................... 2,413 837
$ 20,053 $ 837

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
6. PURCHASES AND SALES
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term investments, were as follows:
7. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.
As of July 31, 2023, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $(9,137,722).
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2024, the Fund did not borrow under the credit agreement.
9.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk
U.S. Government Securities Other Securities
Fund Name Purchases Purchases Sales
BlackRock Short Obligations Fund .......................................... $ 12,176,892 $ 67,234,362 $ 364,805,717
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Short Obligations Fund ...................................... $ 1,246,273,005 $ 1,306,247 $ (2,673,221) $ (1,366,974)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders
26
by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
10. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
01/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Short Obligations Fund
Institutional
Shares sold .............................................
21,929,755 $ 219,905,795 89,765,988 $ 893,322,897
Shares issued in reinvestment of distributions ........................
1,607,795 16,119,488 3,573,388 35,604,943
Shares redeemed .........................................
(24,765,347) (248,062,465) (162,290,630) (1,615,604,764)
(1,227,797) $ (12,037,182) (68,951,254) $ (686,676,924)
Investor A
Shares sold .............................................
6,029,712 $ 60,407,718 10,075,898 $ 100,311,541
Shares issued in reinvestment of distributions ........................
1,305,448 13,078,749 2,275,377 22,661,582
Shares redeemed .........................................
(13,979,611) (139,925,505) (55,265,176) (549,602,427)
(6,644,451) $ (66,439,038) (42,913,901) $ (426,629,304)
Class K
Shares sold .............................................
130,336 $ 1,306,264 2,740,282 $ 27,299,563
Shares issued in reinvestment of distributions ........................
38,887 390,285 69,443 692,846
Shares redeemed .........................................
(1,082,534) (10,852,629) (5,292,196) (52,693,044)
(913,311) $ (9,156,080) (2,482,471) $ (24,700,635)
(8,785,559) $ (87,632,300) (114,347,626) $ (1,138,006,863)

Statement Regarding Liquidity Risk Management Program
2024
BlackRock Semi-Annual Report to Shareholders
28
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds
SM
(the “Trust”) has adopted and implemented
a liquidity risk management program (the “Program”) for BlackRock Short Obligations Fund (the “Fund”), a series of the Trust, which is reasonably designed to assess and manage the Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust on behalf of the Fund met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for the Fund’s
Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the
Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of the Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the
“Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing the Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish the Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to the
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing the Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether the Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
. During
the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish the Fund’s reasonably anticipated trading size utilized for liquidity classifications. The Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to the Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information

Additional Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2024
BlackRock Semi-Annual Report to Shareholders
30
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
New York, NY 10179
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CMT Constant Maturity Treasury
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
SHORTS-1/24-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds
SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds
SM

Date: March 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds
SM

Date: March 22, 2024